GOODWILL - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	5.00%	5.00%
European development business - X-Elio [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Proportion of Ownership Interest in a Subsidiary	50
Goodwill | Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Cash Flow Period	5 years
Goodwill | Private Equity | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.80%
Discount rate used in current estimate of value in use	8.40%
Revenue Growth Rate Used in Current Estimate Of Fair Value	0.043
Goodwill | Private Equity | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	11.50%
Discount rate used in current estimate of value in use	16.70%
Revenue Growth Rate Used in Current Estimate Of Fair Value	0.162
Goodwill | Renewable Power | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	200.00%
Cash Flow Period	2 years
Goodwill | Renewable Power | Bottom of range | Discounted cash flows
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	10.00%
Goodwill | Renewable Power | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	600.00%
Cash Flow Period	6 years
Goodwill | Renewable Power | Top of range | Discounted cash flows
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	14.00%
Goodwill | Center Parcs [Member] | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Goodwill | Center Parcs [Member] | Real Estate LP and Other
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	11.00%
Terminal Capitalization Rate	5.90%